Accounting Policies - Use of estimates (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2018 USD ($) vessel	Sep. 30, 2017 USD ($)
Price Risk Derivatives [Line Items]
Number of vessels in sale and leaseback transaction | vessel	8
FLNG derivative | FLNG
Price Risk Derivatives [Line Items]
Realized gain on oil derivative instrument	$ 14,318	$ 0
Unrealized gain on oil derivative instrument	185,770	0
Gain on FLNG derivative instrument	$ 200,088	$ 0